CONDENSED BALANCE SHEET (unaudited) (Parenthetical) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Apr. 30, 2021
Preferred Stock, Par Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Outstanding	0	0	0
Preferred Stock, Shares issued	0	0	0
Common Class A [Member]
Ordinary shares, Par Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, Shares Authorized	479,000,000	479,000,000	479,000,000
Ordinary shares, Shares, Issued	0	0	0
Ordinary shares, Outstanding	0	0	0
Common Class B [Member]
Ordinary shares, Par Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, Shares Authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, Shares, Issued	7,906,250	7,906,250	7,906,250
Ordinary shares, Outstanding	7,906,250	7,906,250	7,906,250